SEASONS SERIES TRUST

Incorporated herein by reference is a supplement to the Portfolio’s prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 27, 2012 (SEC Accession No. 0001193125-12-191188).